Stock-Based Compensation (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Restricted Stock Units
Number of Restricted Stock Units, Outstanding, Ending balance	70,814
Number of Restricted Stock Units, Vested/issued during 2012	(9,819)	0
Weighted Average Fair Value
Weighted Average Fair Value, Granted	$ 1.43
Restricted Stock Units (RSUs) [Member]
Number of Restricted Stock Units
Number of Restricted Stock Units, Outstanding, Ending balance	70,814	39,300
Number of Restricted Stock Units, Granted	56,716	39,300
Number of Restricted Stock Units, Forfeited / Expired	(15,383)
Number of Restricted Stock Units, Vested/issued during 2012	(9,819)
Number of Restricted Stock Units, Vested/Issued Cumulative	9,819
Weighted Average Fair Value
Weighted Average Fair Value, Beginning Balance	$ 2.69
Weighted Average Fair Value, Granted	$ 1.43	$ 2.69
Weighted Average Fair Value, Forfeited/Expired	$ 1.88
Weighted Average Fair Value, Ending Balance	$ 1.86	$ 2.69
Weighted Average Fair Value, Vested/Issued during 2012	$ 2.69
Weighted Average Fair Value Vested and Exercisable	$ 2.69